Provisions - Summary of classification of provisions (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Non-Current	$ 29,657	$ 23,909
Current	2,880	2,084
Well plugging and abandonment [Member]
Disclosure of other provisions [line items]
Non-Current	28,920	23,349
Current	1,876	584
Environmental remediation [member]
Disclosure of other provisions [line items]
Non-Current	737	560
Current	862	1,141
Contingencies [Member]
Disclosure of other provisions [line items]
Current	$ 142	$ 359